Shareholder Report, Average Annual Return (Details)	Jan. 31, 2025
C000255262 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%